Revenue Recognition	6 Months Ended
Oct. 31, 2023
Revenue Recognition [Abstract]
Revenue Recognition
8.	Revenue Recognition

Disaggregation of Revenue

The following table provides disaggregated revenue by major source for the following periods:

	Six Months Ended October 31,
	2022	2023
	JPY	JPY	US$
	(in thousands)
Commissioned research and development	¥86,980	¥45,699	$302
Solution services	14,186	12,595	83
Guest speaker services	16,603	15,136	100
Membership services	4,097	—	—
Product sales	36,773	225,709	1,490
Total revenue	¥158,639	¥299,139	$1,975

Contract Balance

Contract balances typically arise when there is a timing difference between the transfer of control to the customer and the receipt of consideration. The Company records accounts receivable when it has the unconditional right to issue an invoice and receive payment. With respect to payment terms, payments for all service revenue streams are generally collected in the following month from the invoice date. For product sales directly to businesses, the payment term is typically thirty days. For e-commerce product sales, the payment term is within a month. Certain product and service contracts require nonrefundable advance payments from the customer. If the Company receives payments before the performance obligation is satisfied, contract liabilities are recorded. Contract liabilities are included in accrued expenses and other current liabilities on the Condensed Balance Sheets and are expected to be recognized as revenue within one year. There are no significant financing components because the period between when the entity transfers a promised good or service to a customer and when the customer pays for that good or service is short-term. The Company applied the practical expedient available under ASC 606 that permits the Company not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

The following table summarizes the change in contract liabilities for the six months ended October 31, 2022 and 2023:

	Six Months Ended October 31,
	2022	2023
	JPY	JPY	US$
	(in thousands)
Beginning balance	¥12,572	¥4,668	$31
Revenue earned	(7,673)	(9,657)	(64)
Deferral of revenue	22,982	11,901	79
Ending balance	¥27,881	¥6,912	$46

The Company did not incur any sales commission plans and third-party referrals that meet the requirements to be capitalized, and therefore, there were no capitalized contract costs as of October 31, 2022 and 2023.